PROPERTY AND EQUIPMENT - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
PROPERTY AND EQUIPMENT
Depreciation	$ 37	$ 52	$ 199	$ 240